Accrued Liabilities - Schedule of Accrued liabilities (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Salaries, Wages, & Benefits	$ 3,091,990	$ 1,796,443	$ 998,301
Passenger Taxes	1,629,227	1,647,319	517,021
Aircraft Fuel	937,676	1,595,324	623,806
Contracted ground and aviation services	2,050,322	1,154,409	555,561
Maintenance	1,289,111	1,115,293	8,717
Aircraft Rent	2,898,440	986,762	715,488
Other	1,727,439	1,163,079	800,597
Accrued liabilities	$ 13,624,205	$ 9,458,629	$ 4,219,491